CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 2,726,147	16,914,651	10,812,339
Restricted cash	489,683	3,038,286	1,887,387
Short-term investments	1,960,101	12,161,643	1,903,224
Accounts receivable, net	392,653	2,436,256	502,089
Advance to suppliers	149,893	930,026	769,765
Inventories, net	1,964,807	12,190,843	6,386,155
Loan receivables, net	19,879	123,344
Prepayments and other current assets	279,526	1,734,334	219,102
Amount due from related parties	66,453	412,314
Total current assets	8,049,142	49,941,697	22,480,061
Non-current assets
Investment in equity investees	94,601	586,959	36,502
Investment securities	69,967	434,118
Property, equipment and software, net	388,170	2,408,438	1,024,428
Construction in progress	310,882	1,928,899	1,237,644
Intangible assets, net	1,108,524	6,877,947	215,802
Land use rights, net	172,010	1,067,253	598,853
Goodwill	422,665	2,622,470	14,649
Other non-current assets	100,795	625,391	401,873
Total non-current assets	2,667,614	16,551,475	3,529,751
Total assets	10,716,756	66,493,172	26,009,812
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB952,566 and RMB2,383,405 as of December 31, 2013 and 2014 respectively. Note 1)
Short-term bank loans	304,737	1,890,771	932,826
Accounts payable	2,637,345	16,363,671	11,018,865
Advance from customers	752,129	4,666,660	2,055,625
Deferred revenues	25,317	157,080	208,527
Taxes payable	38,062	236,160	278,256
Amount due to related parties	52,400	325,119
Accrued expenses and other current liabilities	856,113	5,311,832	2,269,798
Deferred tax liabilities	7,061	43,812	6,087
Total current liabilities	4,673,164	28,995,105	16,769,984
Total liabilities	4,673,164	28,995,105	16,769,984
Commitments and contingencies (Note 28)
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value, 2,435,536,365 shares authorized, 1,502,933,134 shares issued and 1,463,654,092 shares outstanding as of December 31, 2013; and 100,000,000,000 shares authorized, 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 Class B ordinary shares outstanding as of December 31, 2014)	58	358	199
Additional paid-in capital	7,596,166	47,131,172	6,251,869
Statutory reserves	2,419	15,009	2,648
Treasury stock	(1)	(4)
Accumulated deficit	(1,494,430)	(9,272,343)	(4,263,624)
Accumulated other comprehensive loss	(60,620)	(376,125)	(268,618)
Total shareholders' equity	6,043,592	37,498,067	2,066,565
Total liabilities, mezzanine equity and shareholders' equity	$ 10,716,756	66,493,172	26,009,812